Details of Significant Accounts - Share capital, movements in shares outstanding (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 24, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements in shares outstanding
Beginning balance		$ 10,192	$ 11,826	$ 30,152
Employee stock option exercised				2,663
Conversion as part of recapitalization				(22,715)
Shares Issuance to exchange Provident outstanding shares				1,726
Shares retired (in shares)		(16,388,000)
Shares retired		$ (7)	(1,634)
Ending balance		$ 10,185	$ 10,192	$ 11,826
Common Shares
Movements in shares outstanding
Beginning balance (in shares)		0	0	301,521,000
Beginning balance		$ 0	$ 0	$ 30,152
Employee stock options exercised (in shares)				26,629,000
Employee stock option exercised				$ 2,663
Conversion as part of recapitalization (in shares)				(328,150,000)
Conversion as part of recapitalization				$ (32,815)
Shares Issuance to exchange Provident outstanding shares (in shares)				0
Shares Issuance to exchange Provident outstanding shares				$ 0
Shares retired (in shares)		0	0
Shares retired		$ 0	$ 0
Ending balance (in shares)		0	0	0
Ending balance		$ 0	$ 0	$ 0
Perfect Class A Ordinary Shares
Movements in shares outstanding
Beginning balance (in shares)		85,128,000	101,475,000	0
Beginning balance		$ 8,513	$ 10,147	$ 0
Employee stock options exercised (in shares)				0
Employee stock option exercised				$ 0
Conversion as part of recapitalization (in shares)				(84,211,000)
Conversion as part of recapitalization				$ 8,421
Shares Issuance to exchange Provident outstanding shares (in shares)				17,264,000
Shares Issuance to exchange Provident outstanding shares				$ 1,726
Shares retired (in shares)	(16,129,010)	(68,000)	(16,347,000)
Shares retired		$ (7)	$ (1,634)
Ending balance (in shares)		85,060,000	85,128,000	101,475,000
Ending balance		$ 8,506	$ 8,513	$ 10,147
Perfect Class B Ordinary Shares
Movements in shares outstanding
Beginning balance (in shares)		16,789,000	16,789,000	0
Beginning balance		$ 1,679	$ 1,679	$ 0
Employee stock options exercised (in shares)				0
Employee stock option exercised				$ 0
Conversion as part of recapitalization (in shares)				(16,789,000)
Conversion as part of recapitalization				$ 1,679
Shares Issuance to exchange Provident outstanding shares (in shares)				0
Shares Issuance to exchange Provident outstanding shares				$ 0
Shares retired (in shares)		0	0
Shares retired		$ 0	$ 0
Ending balance (in shares)		16,789,000	16,789,000	16,789,000
Ending balance		$ 1,679	$ 1,679	$ 1,679